Additional information-condensed financial statements of Weibo Corporation (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in investments
Share of loss of subsidiaries and VIE		$ (1,236)	$ (1,340)
Weibo Corporation
Change in investments
Balance at the beginning of the period	105,815	25,361
Additional investment made, net	75,116	105,818
Share of loss of subsidiaries and VIE	(20,354)	(25,364)	(95,722)
Balance at the end of the period	$ 160,577	$ 105,815	$ 25,361